SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash equivalents	$ 0	$ 0
Unrecognized tax benefits	$ 0	$ 0
Effective income tax rate	21.00%	21.00%
Effective Income Tax Rate Reconciliation, Percent	8.20%	0.00%
Unrecognized tax benefits accrued for interest and penalties	$ 0	$ 0
Anti-dilutive securities attributable to warrants (in shares)	0	0
Offering costs	$ 12,644,008
Offering costs charged to stockholders' deficit	12,275,464
Offering costs allocated to operations	$ 368,544
Class A common stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Purchase of aggregate shares	16,825,000